Intangible Assets - Purchase of Customer List (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 16, 2020	Mar. 08, 2019	Mar. 31, 2021	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Cash consideration	$ 503		$ 503	$ 250
Underhill
Finite-Lived Intangible Assets [Line Items]
Cash consideration		$ 250
Useful life		5 years